Deferred income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Tax losses carryforward	R$ 2,532,720	R$ 2,800,162
Negative calculation basis (social contribution)	911,779	1,008,058
Temporary differences - Assets	4,623,298	4,967,895
Temporary differences - Liabilities	(2,570,315)	(2,512,897)
Total deferred taxes	2,052,983	2,454,998	R$ 2,917,560
Deferred tax assets	2,113,108	2,566,461
Deferred tax liabilities	(60,125)	(111,463)
Deferred taxes assets and liabilities	2,052,983	2,454,998
Provisions For Tax Civi Land Labor Risks [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	365,381	420,470
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	176,776	183,504
Impairment On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	55,253	57,083
Provision For Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	115,216	146,652
Write Down To Net Realizable Value Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	19,627	48,744
Employees Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	137,947	138,451
Lease Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	189,753	132,841
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Temporary differences - Assets	118,846	31,930
Temporary differences - Liabilities	(11,691)	(7,022)
Goodwill Amortization Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(336,135)	(323,005)
Depreciation Useful Life Bbasis Difference [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(863,896)	(947,303)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(971,832)	(1,003,955)
Monetary Correction By Hyperinflation [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(95,981)	(85,997)
Unrealized Gains On Derivatives Net [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	(127,036)	(73,998)
Unrealized Fair Value Gains Net [Member]
IfrsStatementLineItems [Line Items]
Temporary differences - Liabilities	R$ (163,744)	R$ (71,617)